Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax assets	$ 1,034	$ 1,471
Valuation allowance, decrease	(437)	(1,038)	$ 835
Unrecognized tax benefits	1,101	$ 1,101	1,101	$ 1,101
Income tax refund	1,147
Payroll Taxes	7,136
Federal
Income Tax Contingency [Line Items]
Operating loss carryforwards	119,805		$ 382
Foreign
Income Tax Contingency [Line Items]
Operating loss carryforwards	23,535
Tax credit carryforwards	816
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	4,123
Valuation allowance, tax credit carryforward	9
Valuation allowance, deferred tax assets	9
General Business Tax Credit Carryforwards
Income Tax Contingency [Line Items]
Tax credit carryforwards	1,052
Valuation allowance, tax credit carryforward	$ 210